S000057729 [Member] Expense Example - Morningstar Global Income Fund - Institutional	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	$ 951